Accrued expenses and other current liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	September 30, 2018	December 31, 2017
Phase 2 MND and CMT clinical trial-related costs	$609,222	$1,850,115
Payroll and other employee-related costs	430,560	874,246
Professional fees	284,725	227,980
Restructuring-related costs	189,927	—
Other research and development-related costs	23,808	652,285
Consumer product-related costs	16,437	107,595

Total	$1,554,679	$3,712,221

Phase 2 MND and CMT clinical trial-related costs

In June 2018, the Company announced that it was ending its ongoing Phase 2 clinical trials of FLX-787 in MND and CMT due to oral tolerability concerns observed in both studies.

The close out of the studies resulted in increased expense during the second quarter of 2018, with the remainder of close out costs occurring in the third quarter of 2018. Accrued costs as of September 30, 2018 totaled approximately $610,000. All work for the studies was complete as of September 30, 2018. Previously, the Company expected work for the studies to take place through mid-2019.

Restructuring-related costs

In June 2018, the Company’s Board of Directors (“Board”) approved a corporate restructuring plan to reduce the Company’s cost structure. In connection with the corporate restructuring plan, the Company reduced its workforce by approximately 60%, with the reduction completed as of September 30, 2018.

Also, in June 2018, the Board approved employee retention arrangements and certain increased severance payments related to the corporate restructuring plan, to incentivize certain employees to remain with the Company through a potential sale or merger. Cash retention benefits totaling approximately $1,210,000 will be payable to these employees upon the occurrence of a change in control event, including a sale or merger of the Company. Of this total, $500,000 relates to amounts payable only upon a change in control event, and $710,000 relates to amounts payable upon a change in control event or at certain time points through early 2019 if the individuals are employed by the Company and in good standing at the date of payment, even if a change in control event has not occurred. Upon a change in control event and termination without cause, these employees will be eligible for up to approximately $1,125,000, in the aggregate, of severance benefits.

The Company records employee termination costs in accordance with ASC 712, if the termination benefits are paid as part of an ongoing benefit arrangement, which includes benefits provided as part of the Company’s established severance policy or as part of an executive employment agreement. The Company accrues employee termination costs associated with an on-going benefit arrangement if the obligation is attributable to prior services rendered, the rights to the benefits have vested, the payment is probable and the Company can reasonably estimate the liability. The Company accounts for employee termination benefits that represent a one-time benefit in accordance with ASC 420. Upon communication of the termination to the employee, the Company expenses these costs over the employee’s future service period, if any.

During the three months ended September 30, 2018, the Company recognized expense for restructuring-related activities of approximately $212,000, which is comprised of approximately $77,000 of one-time termination benefit costs for terminated employees and approximately $147,000 in retention benefits for seven retained employees who have retention bonuses not contingent on a change in control event, partially offset by approximately $12,000 recorded as a credit to termination benefits under ongoing benefit arrangements for terminated employees as certain benefit payments are no longer expected to occur. During the nine months ended September 30, 2018, the Company recognized expense for restructuring-related activities of approximately $1,130,000 which is comprised of approximately $851,000 recorded as termination benefits under ongoing benefit arrangements for terminated employees, approximately $99,000 as one-time termination benefit costs for terminated employees, approximately $165,000 in retention benefits for seven retained employees who have retention bonuses not triggered by a change in control event and approximately $15,000 of other restructuring related costs including consulting and legal fees. There are currently no assurances a change in control event will take place. The Company does not consider the payment of severance benefits for retained employees or the payment of retention benefits only payable upon a change in control to be probable for accounting purposes as of September 30, 2018. Unless and until the Company’s Board has approved a specific transaction, the Company’s probability assessment regarding a change in control event is not expected to change.

The Company expects to incur between approximately $1,173,000 and $3,353,000 in total costs for its restructuring-related activities, including approximately $1,130,000 that was recorded during the second and third quarters of 2018. Approximately $50,000 is expected to be recorded during the fourth quarter of 2018, based on the Company’s current probability assessment regarding a change in control event and termination of retained employees. The range noted above includes approximately $500,000 related to retention benefits only payable upon a change in control event and $1,125,000 of severance benefits only payable upon a change in control event and termination under certain circumstances.

The following table outlines the Company’s restructuring activities for the nine months ended September 30, 2018:

Opening balance	$—
Charges:
Employee termination benefits	950,637
Employee retention benefits	164,813
Other	14,995
Payments	(940,518)

Accrued restructuring balance as of September 30, 2018	$189,927

The Company’s accrued restructuring balance as of September 30, 2018 is included as a component of accrued expenses and other current liabilities on the Company’s condensed consolidated balance sheet as of September 30, 2018. For the three months ended September 30, 2018, approximately $133,000 of the restructuring-related charges are included in research and development expenses and approximately $79,000 are included in selling, general and administrative expenses in the Company’s condensed consolidated statement of operations. For the nine months ended September 30, 2018, approximately $837,000 of the restructuring-related charges are included in research and development expenses and approximately $293,000 are included in selling, general and administrative expenses in the Company’s condensed consolidated statement of operations.

For the three months ended September 30, 2018, approximately $19,000 of the restructuring-related charges were incurred by our Consumer Operations segment, approximately $133,000 were incurred by our Drug Development segment and the remaining charges of approximately $60,000 related to corporate costs. For the nine months ended September 30, 2018, approximately $75,000 of the restructuring-related charges were incurred by our Consumer Operations segment, approximately $837,000 were incurred by our Drug Development segment and the remaining charges of approximately $218,000 related to corporate costs. The Company may incur total restructuring-related charges of up to approximately $113,000 and $1,048,000 within our Consumer Operations and Drug Development segments, respectively. The Company may incur up to $2,192,000 of corporate costs that do not relate to a reportable segment.

Litigation

On June 19, 2018, a putative class action lawsuit was filed against the Company and certain of its current executive officers in the United States District Court for the Southern District of New York, captioned Teofilina Rumaldo v. Flex Pharma, Inc., et al., Case No. 1:18-cv-05493. The complaint purports to be brought on behalf of stockholders who purchased the Company’s common stock between November 6, 2017 and June 12, 2018. The complaint generally alleges that the Company and certain of its current officers violated Sections 10(b) and/or 20(a) of the Securities Exchange Act of 1934, as amended, and Rule 10b-5 promulgated thereunder by making allegedly false and misleading statements or omissions regarding the Company’s business, operational and compliance policies. Specifically, the complaint alleges that the Company overstated the viability and approval prospects for its product candidate FLX-787 for the treatment of MND and CMT and, as a result, the Company’s public statements were materially false and misleading at all relevant times. The complaint seeks unspecified damages, attorneys’ fees and other costs. The court-appointed lead plaintiff has until December 10, 2018, to file an amended complaint. The Company denies any allegations of wrongdoing and intends to vigorously defend against this lawsuit. The Company is unable, however, to predict the outcome of this matter at this time and has not accrued any expense related to this lawsuit as of September 30, 2018.

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2017	December 31, 2016
Research and development costs	$2,502,400	$938,665
Payroll and employee-related costs	874,246	1,453,665
Professional fees	227,980	153,219
Consumer product-related costs	107,595	42,024

Total	$3,712,221	$2,587,573